Long-term debt - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Long-term debt.
Total long-term debt	R 109,454	R 81,405	R 79,877
Short-term portion of long-term debt	(12,763)	(7,093)
Long-term debt, non-current portion	R 96,691	R 74,312